Leases - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	9 Months Ended
Jan. 31, 2025
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	3
No. of leases with extension options	1
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	2
No. of leases with termination options	2
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	6
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	6
No. of leases with termination options	6
Weighted average | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	6 years 9 months 18 days
Weighted average | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years 8 months 12 days
Bottom of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 10 months 24 days
Bottom of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	1 month 6 days
Top of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	8 years 10 months 24 days
Top of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 9 months 18 days